Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Federal:
Current	$ 7,240	$ 3,884	$ 2,150
Deferred	5,018	2,998	1,676
Federal Income Tax Expense (Benefit), Continuing Operations, Total	12,258	6,882	3,826
State:
Current	1,182	762	655
Deferred	(123)	37	(115)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	1,059	799	540
Foreign:
Current	1,203	769	282
Deferred	(490)	(167)	(121)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	713	602	161
Provision for income taxes	$ 14,030	$ 8,283	$ 4,527